SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of significant accounting policies [Abstract]
Schedule of Details of Company's Significant Subsidiaries

Details of the Company’s significant subsidiaries which are consolidated are as follows:

			Proportion of ownership interest held
		Country of	March 31,	March 31,
Name of subsidiaries	Principal activity	incorporation	2021	2020	Mineral properties
Silvercorp Metals China Inc.	Holding company	Canada	100%	100%
Silvercorp Metals (China) Inc.	Holding company	China	100%	100%
0875786 B.C. LTD.	Holding company	Canada	100%	100%
Fortune Mining Limited	Holding company	BVI (i)	100%	100%
Fortune Copper Limited	Holding company	BVI	100%	100%
Fortune Gold Mining Limited	Holding company	BVI	100%	100%
Victor Resources Ltd.	Holding company	BVI	100%	100%
Yangtze Mining Ltd.	Holding company	BVI	100%	100%
Victor Mining Ltd.	Holding company	BVI	100%	100%
Yangtze Mining (H.K.) Ltd.	Holding company	Hong Kong	100%	100%
Fortune Gold Mining (H.K.) Limited	Holding company	Hong Kong	100%	100%
Wonder Success Limited	Holding company	Hong Kong	100%	100%
New Infini Silver Inc. (“New Infini”)	Holding company	Canada	43.75%	N/A
Infini Metals Inc.	Holding company	BVI	43.75%	N/A
Infini Resources (Asia) Co. Ltd.	Holding company	Hong Kong	43.75%	N/A
Golden Land (Asia) Ltd.	Holding company	Hong Kong	43.75%	N/A
Henan Huawei Mining Co. Ltd. (“Henan Huawei”)	Mining	China	80%	80%	Ying Mining District
Henan Found Mining Co. Ltd. (“Henan Found”)	Mining	China	77.5%	77.5%
Xinshao Yunxiang Mining Co., Ltd. (“Yunxiang”)	Mining	China	70%	70%	BYP
Guangdong Found Mining Co. Ltd. (“Guangdong Found”)	Mining	China	99%	99%	GC
Infini Resources S.A. de C.V.	Mining	Mexico	43.75%	N/A	La Yesca
(i) British Virgin Islands (“BVI”)

Schedule of Details of Company's Associate

Details of the Company’s associate are as follows:

			Proportion of ownership interest held
		Country of	March 31,	March 31,
Name of associate	Principal activity	incorporation	2021	2020
New Pacific Metals Corp. (“NUAG”)	Mining	Canada	28.6%	28.8%
Whitehorse Gold Corp. (“WHG”) (Note 6(b))	Mining	Canada	27.0%	0.0%

Schedule of Estimated Useful Lives

The significant classes of plant and equipment and their estimated useful lives are as follows:

Buildings	20 years
Office equipment	5 years
Machinery	5-10 years
Motor vehicles	5 years
Land use rights	50 years
Leasehold improvements	5 years